Intangible Assets (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Definite and Indefinite-lived Intangible Assets [LIne Items]
Definite-lived intangible assets, Gross Asset	$ 34,456	$ 33,436
Definite-lived intangible assets, Accumulated amortization	(32,055)	(30,414)
Definite-lived intangible assets, Net Book Value	2,401	3,022
Intangible assets, Gross Asset	88,611	87,591
Intangible assets, Net Book Value	56,556	57,177
VITAS Trade Name [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Indefinite-lived intangible assets	51,300	51,300
Rapid Rooter Trade Name [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Indefinite-lived intangible assets	150	150
Operating Licenses [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Indefinite-lived intangible assets	2,705	2,705
Referral Networks [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Definite-lived intangible assets, Gross Asset	22,599	21,729
Definite-lived intangible assets, Accumulated amortization	(21,219)	(19,884)
Definite-lived intangible assets, Net Book Value	1,380	1,845
Covenants Not To Compete [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Definite-lived intangible assets, Gross Asset	9,570	9,446
Definite-lived intangible assets, Accumulated amortization	(9,096)	(8,974)
Definite-lived intangible assets, Net Book Value	474	472
Customer Lists [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Definite-lived intangible assets, Gross Asset	1,222	1,224
Definite-lived intangible assets, Accumulated amortization	(1,170)	(1,146)
Definite-lived intangible assets, Net Book Value	52	78
Reacquired Franchise Rights [Member]
Definite and Indefinite-lived Intangible Assets [LIne Items]
Definite-lived intangible assets, Gross Asset	1,065	1,037
Definite-lived intangible assets, Accumulated amortization	(570)	(410)
Definite-lived intangible assets, Net Book Value	$ 495	$ 627